UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     12/31/2012

Check here if Amendment: [  ]; Amendment Number:

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC
Address:       1 Gorham Island, Suite 201
               Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod               Westport, CT          2/14/2013
----------------------             --------------        -------------
     [Signature]                    [City, State]           [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:                   NONE

Form 13F Information Table Entry Total:                48

Form 13F Information Table Value Total:          $751,517
                                                (thousands)



List of Other Included Managers:               NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

NONE

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
ITEM 1                                    ITEM 2          ITEM 3     ITEM 4       ITEM 5            ITEM 6      ITEM 7   ITEM 8
                                                                                                    INVESTMENT           VOTING
                                                                                  SHARES            DISCRETION           AUTHORITY
NAME                                      TITLE                      FAIR         OR                SOLE                 SOLE
OF                                        OF                         MARKET       PRINCIPAL   SH    SHARED               SHARED
ISSUER                                    CLASS           CUSIP      VALUE        AMOUNT      PRN   OTHER       MANAGER  OTHER

APPLE INC                                 COM             037833100   40,683,000      76,447  SH    SOLE        FINE     SOLE
AKAMAI TECHNOLOGIES INC                   COM             00971T101   15,710,000     384,012  SH    SOLE        FINE     SOLE
APPLIED MICRO CIRCUITS CORP               COM NEW         03822W406   16,335,000   1,940,000  SH    SOLE        FINE     SOLE
AMAZON.COM INC                            COM             023135106    5,017,000      20,000  SH    SOLE        FINE     SOLE
ACME PACKET INC                           COM             004764106    3,650,000     165,000  SH    SOLE        FINE     SOLE
ARUBA NETWORKS INC                        COM             043176106    8,296,000     400,000  SH    SOLE        FINE     SOLE
BROADCOM CORP                             CL A            111320107   53,136,000   1,600,000  SH    SOLE        FINE     SOLE
BROADSOFT INC                             COM             11133B409    1,526,000      42,000  SH    SOLE        FINE     SOLE
BAZAARVOICE INC                           COM             073271108   49,462,000   5,290,000  SH    SOLE        FINE     SOLE
CERNER CORP                               COM             156782104    3,488,000      45,000  SH    SOLE        FINE     SOLE
SALESFORCE.COM INC                        COM             79466L302    4,471,000      26,600  SH    SOLE        FINE     SOLE
CIRRUS LOGIC INC                          COM             172755100    5,939,000     205,000  SH    SOLE        FINE     SOLE
CORNERSTONE ONDEMAND INC                  COM             21925Y103    3,092,000     104,717  SH    SOLE        FINE     SOLE
CITRIX SYS INC                            COM             177376100   43,309,000     660,000  SH    SOLE        FINE     SOLE
EQUINIX INC                               COM NEW         29444U502   32,992,000     160,000  SH    SOLE        FINE     SOLE
FACEBOOK INC                              CL A            30303M102   12,777,000     480,000  SH    SOLE        FINE     SOLE
GOOGLE INC                                CL A            38259P508   55,113,000      77,911  SH    SOLE        FINE     SOLE
GUIDEWIRE SOFTWARE INC                    COM             40171V100    4,448,000     149,654  SH    SOLE        FINE     SOLE
JDS UNIPHASE CORP                         COM PAR $0.001  46612J507    5,400,000     400,000  SH    SOLE        FINE     SOLE
JIVE SOFTWARE INC                         COM             47760A108   36,180,000   2,490,000  SH    SOLE        FINE     SOLE
JUNIPER NETWORKS INC                      COM             48230R104    7,868,000     399,999  SH    SOLE        FINE     SOLE
KEYNOTE SYSTEMS INC                       COM             493308100   35,882,000   2,546,594  SH    SOLE        FINE     SOLE
LINKEDIN CORP                             COM CL A        53578A108   10,908,000      95,000  SH    SOLE        FINE     SOLE
MELLANOX TECHNOLOGIES LTD -- CALL OPTION  SHS             M51363113    7,399,000     124,600  CALL  SOLE        FINE
SERVICENOW INC                            COM             81762P102    7,207,000     240,000  SH    SOLE        FINE     SOLE
NETAPP INC                                COM             64110D104    8,388,000     250,000  SH    SOLE        FINE     SOLE
NXP SEMICONDUCTORS NV                     COM             N6596X109    1,316,000      50,000  SH    SOLE        FINE     SOLE
PALO ALTO NETWORKS INC                    COM             697435105   22,949,000     428,797  SH    SOLE        FINE     SOLE
PRICELINE.COM INC                         COM NEW         741503403   33,191,000      53,500  SH    SOLE        FINE     SOLE
POWERWAVE TECHNOLOGIES INC                COM NEW         739363307      961,000   3,101,551  SH    SOLE        FINE     SOLE
QUALCOMM INC                              COM             747525103    9,279,000     150,000  SH    SOLE        FINE     SOLE
QLIK TECHNOLOGIES INC -- CALL OPTION      COM             74733T105    4,335,000     199,600  CALL  SOLE        FINE
QLIK TECHNOLOGIES INC                     COM             74733T105    2,275,000     104,760  SH    SOLE        FINE     SOLE
RED HAT INC                               COM             756577102    4,343,000      82,000  SH    SOLE        FINE     SOLE
REALPAGE INC                              COM             75606N109    2,366,000     109,704  SH    SOLE        FINE     SOLE
SINA CORP                                 ORD             G81477104   14,062,000     280,000  SH    SOLE        FINE     SOLE
SANDISK CORP                              COM             80004C101    9,570,000     220,000  SH    SOLE        FINE     SOLE
SONUS NETWORKS INC                        COM             835916107   65,476,000  38,515,400  SH    SOLE        FINE     SOLE
SPLUNK INC                                COM             848637104    9,405,000     324,092  SH    SOLE        FINE     SOLE
SKYWORKS SOLUTIONS INC                    COM             83077M102    1,624,000      80,000  SH    SOLE        FINE     SOLE
TERADYNE INC                              COM             880770102    4,560,000     270,000  SH    SOLE        FINE     SOLE
TIVO INC -- CALL OPTION                   COM             888706108   11,850,000     962,600  CALL  SOLE        FINE
TIVO INC                                  COM             888706108   40,756,000   3,310,843  SH    SOLE        FINE     SOLE
VMWARE INC                                CL A COM        928563402   15,063,000     160,003  SH    SOLE        FINE     SOLE
XILINX INC                                COM             983919101    6,096,000     170,000  SH    SOLE        FINE     SOLE
YELP INC                                  CL A            985817105    3,582,000     190,000  SH    SOLE        FINE     SOLE
YANDEX NV-A -- CALL OPTION                SHS CLASS A     N97284108      521,000     289,200  CALL  SOLE        FINE
YANDEX NV-A                               SHS CLASS A     N97284108    9,262,000     430,000  SH    SOLE        FINE     SOLE




                                                                     751,517,000


ENTRY TOTAL                                           48
TABLE VALUE IN THOUSANDS                         751,517
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